INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7: -	INVENTORIES

	December 31,
	2021	2020

Raw materials	$1,494	$1,299
Finished goods	9,598	11,287

	$11,092	$12,586

As of December 31, 2021 and 2020, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $413 and $4,246, respectively.